Financial instruments and risk management - Credit risk - Narrative (Details) £ in Millions, $ in Millions	Jun. 30, 2021 GBP (£)	Jun. 30, 2021 USD ($)	Jun. 30, 2020 GBP (£)	Jun. 30, 2020 USD ($)
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk	£ 5,360		£ 5,989
Collateral held under agreements	£ 98	$ 136	£ 180	$ 221